Inventories (Tables)	6 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories
	June 30, 2018	December 31, 2017
	Unaudited

Raw materials and components	$2,405	$3,277
Work in progress, net	2,757	3,093
Finished goods	1,875	1,540

	$7,037	$7,910